Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-37863
Entity Registrant Name	BIOMERICA, INC.
Entity Central Index Key	0000073290
Entity Tax Identification Number	95-2645573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17571 Von Karman Ave.
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	645-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.08
Trading Symbol	BMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false